Loss per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Schedule of loss per share and potentially dilutive securities

	Three Months Ended June 30,		Six Months Ended June 30,
(in KUSD, except per share amounts)	2021	2020	2021	2020
Loss attributable to owners	(72,569)	(126,557)	(124,096)	(170,033)
Weighted average number of shares outstanding	76,728,714	62,863,866	76,725,210	57,225,939
Basic and diluted loss per share	(0.95)	(2.01)	(1.62)	(2.97)
Potentially dilutive securities that were not included in the diluted per share calculations because the effect of including them would be anti-dilutive were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Equity Incentive Plan 2019 - Share Options	6,258,291	2,784,467	5,475,476	1,999,022
Equity Incentive Plan 2019 - RSUs	560,967	—	379,379	—
Conversion of the principal amount of convertible loans into the Company’s common shares	3,982,206	1,766,917	3,310,623	888,340
	10,801,464	4,551,384	9,165,478	2,887,362